UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2011

Check here if Amendment | |; Amendment Number:
   This Amendment (Check only one): | | is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Square
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       18 July 2011
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  US$316.265 million

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	3,198	118,271		N/A	Y	N	Y
APPLE INC			Common Stock	037833100	118,344	352,561		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	42	2,068		N/A	Y	N	Y
EXXON MOBIL CORP		Common Stock	30231G102	7,666	94,200		N/A	Y	N	Y
ISHARES MSCI EMERGING MKT IN	ETP		464287234	46,508	977,053		N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	113	2,751		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	1,026	42,926		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	43,638	2,294,309	N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	20,413	602,861		N/A	Y	N	Y
SPDR GOLD TRUST			ETP		78463V107	32,963	225,773		N/A	Y	N	Y
TELECOMUNICACOES DE S.P.-ADR	ADR		87929A102	11,993	403,800		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	22,069	690,737		N/A	Y	N	Y
VIMPELCOM LTD-SPON ADR		ADR		92719A106	8,293	649,904		N/A	Y	N	Y


